Investment properties (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Investment Properties [Abstract]
Rental and services income	$ 21,343	$ 19,499	$ 19,863
Direct operating expenses	5,867	(5,387)	(6,236)
Development expenses	61	(2,943)	(3,154)
Net realized gain from fair value adjustment of investment property	575	369	258
Net unrealized (loss) / gain from fair value adjustment of investment property	$ (24,193)	$ 16,480	$ (3,126)